Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Accumulated amortization on deferred charges	$ 27,848	$ 25,446
Common shares, par value	$ 0.10	$ 0.10
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	277,114,784	256,267,750
Common shares in treasury at cost	833,934	712,310